Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
1
July 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
July 31, 2022
(Unaudited)
Shares Value
COMMON STOCKS — 90.2%
Banks — 2.1%
1,889,874 Bank of America Corp. .......... $ 63,896,640
1,488 JPMorgan Chase & Co. .......... 171,656
64,068,296
Communication Services — 6.7%
1,071,360 Alphabet, Inc. - Class C(a) ........ 124,963,430
190,410 Match Group, Inc.(a) ............ 13,958,957
155,204 Meta Platforms, Inc. - Class A(a) ... 24,692,957
140,698 Sea Ltd. - ADR(a) .............. 10,738,071
224,450 Take-Two Interactive Software, Inc.(a) 29,791,249
204,144,664
Consumer Discretionary — 11.6%
102,654 Advance Auto Parts, Inc. ......... 19,875,867
672,720 Amazon.com, Inc.(a) ............ 90,783,564
1,424,138 ANTA Sports Products Ltd. ....... 15,680,978
6,626 Aptiv Plc(a) ................... 695,001
111,863 Burlington Stores, Inc.(a) ......... 15,787,225
116,588 Dollar General Corp. ............ 28,963,957
551,796 Dollarama, Inc. ................ 33,442,574
34,399 Domino's Pizza, Inc. ............ 13,488,192
151,407 Expedia Group, Inc.(a) .......... 16,056,712
227,869 Hilton Worldwide Holdings, Inc. ... 29,183,183
39,260 Lear Corp. ................... 5,933,756
1,272,036 Li Ning Co. Ltd. ............... 10,318,289
56,697 LVMH Moet Hennessy Louis Vuitton
SE ...................... 39,367,835
89,809 Magna International, Inc. ........ 5,735,203
18,368 MercadoLibre, Inc.(a) ........... 14,946,225
47,647 Visteon Corp.(a) ............... 6,078,804
105,211 Wyndham Hotels & Resorts, Inc. ... 7,302,696
353,640,061
Consumer Staples — 4.7%
240,175 BJ's Wholesale Club Holdings, Inc.(a) 16,259,847
24,758 Costco Wholesale Corp. ......... 13,401,505
324,518 PepsiCo, Inc. .................. 56,777,669
782,675 US Foods Holding Corp.(a) ....... 24,654,263
246,250 Walmart, Inc. ................. 32,517,313
143,610,597
Diversified Financials — 5.5%
224,687 Blackstone, Inc. ................ 22,933,802
1,311 Brookfield Asset Management, Inc. -
Class A .................. 65,091
711,598 Charles Schwab Corp. (The) ...... 49,135,842
27,527 Moody's Corp. ................ 8,540,252
55,905 MSCI, Inc. ................... 26,909,313
132,335 Nasdaq, Inc. .................. 23,939,401
97,546 S&P Global, Inc. ............... 36,768,014
168,291,715
Energy — 3.3%
708,935 ConocoPhillips ................ 69,071,537
Shares Value
Energy (continued)
130,978 Pioneer Natural Resources Co. ..... $ 31,035,237
100,106,774
Health Care — 13.1%
275,162 Catalent, Inc.(a) ............... 31,120,822
75,298 Cooper Cos, Inc. (The) .......... 24,622,446
186,618 Danaher Corp. ................ 54,393,549
189,280 IQVIA Holdings, Inc.(a) ......... 45,478,306
59,859 Laboratory Corp. of America Holdings 15,694,431
114,029 STERIS Plc ................... 25,730,644
74,214 Teleflex, Inc. .................. 17,845,498
93,442 Thermo Fisher Scientific, Inc. ...... 55,916,627
149,880 UnitedHealth Group, Inc. ........ 81,285,919
250,510 Zoetis, Inc. ................... 45,730,601
397,818,843
Industrials — 10.5%
271,395 A.O. Smith Corp. .............. 17,171,162
103,737 Carlisle Cos, Inc. ............... 30,716,526
28,136 Cintas Corp. .................. 11,971,586
96,270 Copart, Inc.(a) ................ 12,332,187
67,538 Dover Corp. .................. 9,028,480
302,156 Eaton Corp. Plc ................ 44,836,929
104,008 Equifax, Inc. .................. 21,728,311
61,755 HEICO Corp. ................. 9,739,381
377,652 Howmet Aerospace, Inc. ......... 14,022,219
464,252 IAA, Inc.(a) ................... 17,516,228
163,054 Lincoln Electric Holdings, Inc. ..... 23,062,358
75,871 Northrop Grumman Corp. ....... 36,334,622
46,873 Saia, Inc.(a) ................... 11,148,743
251,308 Union Pacific Corp. ............. 57,122,308
15,041 Verisk Analytics, Inc. ............ 2,861,550
319,592,590
Information Technology — 25.6%
77,202 Adobe, Inc.(a) ................. 31,662,084
480,787 Amphenol Corp. - Class A ........ 37,083,101
958,291 Apple, Inc. ................... 155,731,870
32,779 ASM International NV .......... 10,068,788
62,679 ASML Holding NV ............. 36,025,281
40,630 Aspen Technology, Inc.(a) ........ 8,292,177
117,551 CDW Corp. .................. 21,339,033
64,684 Keysight Technologies, Inc.(a) ..... 10,517,618
700,683 Microsoft Corp. ............... 196,709,745
30,619 Motorola Solutions, Inc. ......... 7,305,387
86,132 Nice Ltd. - ADR(a) ............. 18,433,971
159,996 NVIDIA Corp. ................ 29,060,074
45,785 Paycom Software, Inc.(a) ......... 15,131,485
50,581 ServiceNow, Inc.(a) ............. 22,592,509
58,776 Synopsys, Inc.(a) ............... 21,600,180
253,704 Texas Instruments, Inc. .......... 45,385,109
450,439 Visa, Inc. - Class A ............. 95,542,616
90,679 WEX, Inc.(a) ................. 15,071,757
777,552,785

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
2
July 31, 2022
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Insurance — 0.9%
96,902 Aon Plc - Class A ............... $ 28,202,358
Materials — 1.6%
48,570 Eagle Materials, Inc. ............ 6,141,677
53,997 Martin Marietta Materials, Inc. .... 19,011,264
144,025 Vulcan Materials Co. ............ 23,811,653
48,964,594
Real Estate — 2.9%
232,673 American Tower Corp. REIT ...... 63,014,829
83,605 Jones Lang LaSalle, Inc.(a) ........ 15,940,965
61,563 Prologis, Inc. REIT ............. 8,160,791
87,116,585
Utilities — 1.7%
339,691 Ameren Corp. ................. 31,632,026
137,101 American Water Works Co., Inc. ... 21,310,979
52,943,005
Total Common Stocks
(Cost $1,731,428,071)
2,746,052,867
EXCHANGE-TRADED FUNDS — 5.8%
382,553 Consumer Staples Select Sector SPDR
Fund .................... 28,496,373
1,889,225 Financial Select Sector SPDR Fund . 63,685,775
214,837 Health Care Select Sector SPDR Fund 28,444,419
1,064,606 iShares China Large-Cap ETF ..... 32,342,730
483,470 Real Estate Select Sector SPDR Fund 21,437,060
Total Exchange-Traded Funds
(Cost $181,545,240)
174,406,357
INVESTMENT COMPANY — 3.9%
119,951,798 SEI Daily Income Trust Government
II Fund - Class A, 1.37%(b) ... 119,951,798
Total Investment Company
(Cost $119,951,798)
119,951,798
TOTAL INVESTMENTS — 99.9%
(Cost $2,032,925,109)
$ 3,040,411,022
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.1%
3,655,411
NET ASSETS — 100.0%
$ 3,044,066,433
(a) Non-income producing security.
(b) The rate shown represents the current yield as of July 31, 2022.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Banks ...................................... 2.1%
Communication Services ........................ 6.7
Consumer Discretionary ........................ 11.6
Consumer Staples ............................. 4.7
Diversified Financials ........................... 5.5
Energy ..................................... 3.3
Exchange-Traded Funds ......................... 5.8
Health Care ................................. 13.1
Industrials ................................... 10.5
Information Technology ........................ 25.6
Insurance ................................... 0.9
Materials .................................... 1.6
Real Estate .................................. 2.9
Utilities ..................................... 1.7
Other* ..................................... 4.0
100.0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.